Loans (Schedule Of PCI Loans Acquired) (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2015	Aug. 03, 2015
PCI Loans Acquired [Line Items]
Contractually required payments, including interest		$ 7,299.9
Less: Non-accretable difference		(3,158.8)
Cash flows expected to be collected		4,141.1
Less: Accretable yield	$ (1,294.0)	(1,254.8)
Fair value of loans acquired at acquisition date		2,886.3
Consumer Loan [Member]
PCI Loans Acquired [Line Items]
Contractually required payments, including interest		6,891.4
Less: Non-accretable difference		(2,977.3)
Cash flows expected to be collected		3,914.1
Less: Accretable yield		(1,222.6)
Fair value of loans acquired at acquisition date		2,691.5
Commercial Loan [Member]
PCI Loans Acquired [Line Items]
Contractually required payments, including interest		408.5
Less: Non-accretable difference		(181.5)
Cash flows expected to be collected		227.0
Less: Accretable yield		(32.2)
Fair value of loans acquired at acquisition date		$ 194.8
PCI Loans [Member]
PCI Loans Acquired [Line Items]
Fair value of loans acquired at acquisition date	15.0
Reduction in fair value of PCI Loans from OneWest Transaction	14.5
Goodwill adjustment, reclassification of loans	16.5
Measurement period adjustment, increase of non-accretable difference	53.0
Measurement period adjustment, decrease of accretable yield	$ 35.7